SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, £ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended
	Aug. 19, 2025 USD ($) $ / shares	Aug. 04, 2025 GBP (£)	Jul. 28, 2025 CNY (¥)	Jun. 30, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2022	Dec. 31, 2024 USD ($)
SUBSEQUENT EVENTS
Credit facility					$ 1,195,779		$ 916,748
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember		us-gaap:SecuredOvernightFinancingRateSofrMember		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Loan term				5 years
Subsequent events | Convertible notes
SUBSEQUENT EVENTS
Floating interest rate	6.75%
Settled portion of interest per annum	4.25%
Loan term	2 years
Debt instrument conversion price per share | $ / shares	$ 2.19
Percentage of conversion or exercise	9.99%
Subsequent events | Maximum | Convertible notes
SUBSEQUENT EVENTS
Aggregate principal amount	$ 300,000
Principal amount of debt	10,000
Subsequent events | Maximum | Convertible notes | Principal amount
SUBSEQUENT EVENTS
Aggregate principal amount	$ 290,000
Subsequent events | Facility
SUBSEQUENT EVENTS
Credit facility | ¥			¥ 1,600,000,000
Interest rate			6.00%
Floating interest rate			3.55%
Subsequent events | Related party | LCL
SUBSEQUENT EVENTS
Maximum loan committed amount | £		£ 80,000
Interest rate on loan		8.00%